Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ 60,667	$ 44,522	$ 44,568
Loss before income taxes	6,197	1,585	(4,776)
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(454)	(403)	(460)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	28,609	23,594	20,181
Loss before income taxes	5,405	2,520	(1,378)
Injection Molded Plastic Parts [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(394)	(350)	(356)
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	32,512	21,331	24,847
Loss before income taxes	2,047	742	(2,105)
Electronic Products [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(60)	(53)	(104)
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	61,121	44,925	45,028
Loss before income taxes	7,452	3,262	(3,483)
Sales eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(454)	(403)	(460)
Sales eliminations [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	454	403	460
Corporate expenses [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Loss before income taxes	$ (1,255)	$ (1,677)	$ (1,293)